Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
a)On July 6, 2018, Teekay LNG refinanced an outstanding debt facility of $107 million Euro ($125 million) maturing in 2018 and secured by the Madrid Spirit LNG carrier, with a new $100 million Euro ($117 million) debt facility maturing in 2024.

b)On July 17, 2018, Teekay LNG took delivery of an LNG carrier newbuilding, the Megara, which concurrently commenced its eight-year charter contract with Shell. Upon delivery of the vessel, Teekay LNG sold and leased back the vessel under a sale-leaseback financing transaction, which includes a purchase obligation at the end of the ten-year bareboat charter contract.

c)On July 31, 2018, Teekay LNG's 50%-owned Exmar LPG Joint Venture took delivery of its ninth LPG carrier newbuilding, the Wepion. In addition, the Exmar LPG Joint Venture completed a three-year, $35 million financing for the Wepion in July 2018.

d)On August 22, 2018, Teekay LNG priced NOK 850 million (approximately $100 million) in new senior unsecured bonds that mature in August 2023 in the Norwegian bond market. The bond offering is scheduled to close on August 29, 2018.